Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

The 2011 Profits Interest Unit Incentive Plan (the “2011 Equity Plan”) was terminated upon the closing of the Merger in March 2018 and all equity-based awards, which were granted in the form of profit units of the Seller, were canceled with no such amounts available for future issuance under the 2011 Equity Plan.

In March 2018, the Company adopted the 2018 IEA Equity Incentive Plan (the “2018 Equity Plan”), which provided for 2,157,765 shares to be available for granting to certain officers, directors and employees under the plan. The plan allows for the granting of both RSUs and Options.

On September 14, 2018, the Company's Board granted 374,052 RSUs and 713,260 Options to executives and management under the 2018 Equity Plan. The grants were documented in RSU and Option Award Agreements, which provided for a vesting schedule and require continuing employment. The RSUs and Options vest 50% after four years of continuous service from the Merger Closing Date, in equal installments of one-fourth on each of the first four anniversaries of the Closing Date, 25% on the later of one year from the Closing Date or the first date upon which the closing sale price of the Company's common stock for any 20 trading days in a consecutive 30-day trading period equals or exceeds $12.00 per share and 25% on the later of one year from the Closing Date or the first date upon which the closing sale price of the Company's common stock for any 20 trading days in a consecutive 30-day trading period equals or exceeds $14.00 per share.

Stock-based compensation cost is measured at the date of grant based on the calculated fair value of the stock-based award and is recognized as expense using the straight-line method over the employee’s requisite service period (generally the vesting period of the award) within selling, general and administrative expenses. The following table provides the components of stock-based compensation expense and the associated tax benefit recognized for the year ended December 31, 2018. For the years ended December 31, 2017 and 2016, the Company recognized $0.1 million and $0.2 million, respectively, of expense under the 2011 Equity Plan.

(in thousands)	2018
Options	$487
RSUs	585
Stock-based compensation expense	1,072
Tax benefit for stock-based compensation expense	—
Stock-based compensation expense, net of tax	$1,072

Employee Options

Options are granted with exercise prices equal to market prices on the date of grant and expire 10 years from the date of grant. Options are typically granted to officers and key employees selected by the Compensation Committee of the Board.

The following table summarizes all Option activity during 2018:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Term (in years)
Outstanding at January 1, 2018	—	$—
Granted	713,260	10.37
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2018	713,260	$10.37

Vested or expected to vest at December 31, 2018	713,260	10.37

Exercisable at December 31, 2018	—	—	—	0

The Company has a policy of issuing new common shares to satisfy the exercise of Options. As of December 31, 2018, there was $3.1 million of unrecognized stock-based compensation expense for unvested Options, and the expected remaining expense period was 3.25 years.

The weighted average grant-date fair value per share of Options granted in 2018 was $10.37. The Company estimated the fair value of Options issued using the Black-Scholes option pricing model. Expected volatilities were based on the historical volatility of the Company’s stock, peer group and other factors. The Company used historical data to estimate Option exercises and employee terminations within the valuation model. Dividends were based on an estimated dividend yield. The risk-free interest rates used for the periods within the contractual life of the Options were based on the U.S. Treasury rates in effect at the time of the grant. Option valuation models require the input of subjective assumptions including the expected volatility and lives.

The following assumptions were used to value Option grants during 2018:

2018
Expected dividend yield	—%
Expected volatility	35.00%
Risk-free interest rate	2.63%
Expected life (in years)	4.0

Employee RSUs

RSUs are awarded to select employees and, when vested, entitle the holder to receive a specified number of shares of the Company's common stock, including shares resulting from dividend equivalents paid on such RSUs. The value of RSU grants was measured as of the grant date using the closing price of IEA's common stock.

The following table summarizes all activity for RSUs awarded to employees during 2018:

	Number of RSUs	Weighted Average Grant-Date Fair Value Per Share
Unvested at January 1, 2018	—	$—
Granted	449,050	10.37
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2018	449,050	$10.37

As of December 31, 2018, there was $3.7 million of unrecognized stock-based compensation expense for unvested RSUs awarded to employees, and the expected remaining expense period was 3 years.

Non-employee Director RSUs

For service in 2018, the non-employee directors of the Board were granted 68,562 RSUs on December 31, 2018, valued at $0.6 million. These RSUs will vest on March 31, 2019. The value of RSU grants was measured as of the grant date using the closing price of IEA's common stock. As of December 31, 2018, there was $0.6 million of unrecognized stock-based compensation expense for unvested non-employee director RSUs, and the expected remaining expense period was 3 months.